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                       SUPPLEMENT DATED JANUARY 1, 1997 TO
                          PROSPECTUS DATED MAY 1, 1996


                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VA SEPARATE ACCOUNT-A


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective January 1, 1997, Twentieth Century Mutual Funds will change its name to American Century(SM) Investments. Additionally, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc. Finally, the management company for American Century(SM) Investments, Investors Research Corporation, will change its name to American Century Investment Management, Inc. Accordingly, please note the following amendments to your Prospectus:

1. Reference to TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC. located on page 1 of the Prospectus is hereby amended to read as follows:

         TCI PORTFOLIOS, INC., AN AFFILIATE OF AMERICAN CENTURY COMPANIES, INC.

2. Reference to TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC. in the Table of Contents located on page 4 of the Prospectus is hereby amended to read as follows:

         TCI PORTFOLIOS, INC., A MEMBER OF AMERICAN CENTURY(SM) INVESTMENTS

3. The sub-section entitled TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC. located on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

         TCI PORTFOLIOS, INC., A MEMBER OF AMERICAN CENTURY(SM) INVESTMENTS

         TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of American Century(SM) Investments, TCI Portfolios, Inc. is managed by American Century Investment Management, Inc.